Employee benefits	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Employee benefits
23. Employee benefits
(1) Overview of post-employment benefit Plans
Upon terminations of employment, employees of TMC and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum
indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.
Effective October 1, 2004, TMC amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum
or pension payments determined based on accumulated “points” vested in each year of service.
There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.
Effective October 1, 2005, TMC partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended
plan.
TMC and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.
Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.
These post-employment benefit plans are exposed to general investment risk, interest rate risk and inflation risk.
Pension costs and defined benefit obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates, retirement rate, salary increase rate, mortality rates and other factors. While management believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect Toyota’s pension costs and obligations.
The most critical assumption impacting the calculation of pension costs and defined benefit obligations is the discount rates. Toyota determines the discount rates mainly based on the rates of high quality fixed income bonds currently available and expected to be available during the period to maturity of the defined benefit pension plans.
Toyota uses a March 31 measurement date for its post-employment benefit plans.

(2) Defined benefit obligations and plan assets
The changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Benefit obligations at beginning of year	2,058,893	1,207,815	2,089,263	1,419,910
Current service cost	91,079	52,334	89,128	52,826
Interest cost	10,970	49,914	12,487	52,062
Remeasurements:
Changes in demographic assumptions	(7,569)	28,690	6,440	379
Changes in financial assumptions	13,888	14,490	(46,113)	(126,125)
Other	(5,835)	51,296	4,162	904
Past service cost	1,035	3,159	761	274
Plan participants’ contributions	1,397	2,093	1,392	3,063
Benefits paid	(72,441)	(48,478)	(80,368)	(42,615)
Acquisition and other	(2,155)	58,597	—	126,966

Benefit obligations at end of year	2,089,263	1,419,910	2,077,151	1,487,644

Fair value of plan assets:
Plan assets at beginning of year	1,519,254	868,903	1,806,265	1,079,543
Interest income	8,907	48,729	11,261	51,614
Remeasurement
Actual return on plan assets, excluding interest income	286,089	120,232	34,543	(6,657)
Employer contributions	37,469	31,227	33,163	24,912
Plan participants’ contributions	1,397	2,093	1,392	3,063
Benefits paid	(39,471)	(36,217)	(41,804)	(31,823)
Acquisition and other	(7,380)	44,576	—	104,004

Plan assets at end of year	1,806,265	1,079,543	1,844,819	1,224,656

Effect of the asset ceiling	—	—	—	—

Net defined benefit liability (asset)	282,999	340,368	232,332	262,988

The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Funded defined benefit obligations	1,575,647	1,127,974	1,559,686	1,187,595
Plan assets	(1,806,265)	(1,079,543)	(1,844,819)	(1,224,656)

Subtotal	(230,618)	48,432	(285,133)	(37,061)

Unfunded defined benefit obligations	513,616	291,936	517,465	300,049

Total	282,999	340,368	232,332	262,988

The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:

	Yen in millions
	March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Retirement benefit liabilities	680,021	355,075	674,425	348,323
Other non-current assets (Retirement benefit assets)	(397,023)	(14,707)	(442,094)	(85,335)

Net amount recognized	282,999	340,368	232,332	262,988

(3) The major items of actuarial assumption
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.6%	3.3%	0.7%	3.5%
(4) Fair value of plan assets
Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth
assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets.

	Yen in millions
	March 31, 2021
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not a vailable
Stocks	607,727	—	607,727	194,927	—	194,927
Government bonds	110,699	—	110,699	113,476	—	113,476
Bonds (other)	—	72,496	72,496	—	203,640	203,640
Commingled funds	—	500,243	500,243	—	385,663	385,663
Insurance contracts	—	216,423	216,423	—	—	—
Other	145,801	152,876	298,677	16,182	165,655	181,837

Total	864,227	942,038	1,806,265	324,584	754,958	1,079,543

	Yen in millions
	March 31, 2022
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not a vailable
Stocks	549,385	—	549,385	195,067	—	195,067
Government bonds	112,568	—	112,568	132,172	—	132,172
Bonds (other)	—	77,048	77,048	—	218,433	218,433
Commingled funds	—	489,471	489,471	—	423,525	423,525
Insurance contracts	—	220,027	220,027	—	—	—
Other	225,980	170,340	396,320	30,442	225,016	255,459

Total	887,933	956,886	1,844,819	357,681	866,975	1,224,656

“Other” consists of cash equivalents, other private placement investment funds and other assets.
(5) The sensitivity analysis
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	177,741	99,253	172,402	127,889
0.5% increase	(154,265)	(179,276)	(150,226)	(118,899)
(6) Impact on future cash flow
Contributions to plan assets by TMC and some of its consolidated subsidiaries are determined by various factors such as employee salary levels and years of service, funded status of plan assets, and actuarial calculations. In addition, according to the rules of the defined benefit corporate pension law, the corporate pension fund system recalculates the amount of the balance every five years with the end date of the reporting period as the base date so that financial balance can be maintained in the future. TMC and some of its consolidated subsidiaries may make a necessary contribution if the reserve amount is below the minimum reserve amount.
In the following year (the year ending March 31, 202
3
), Toyota expects to contribute ¥33,069 million for Japanese plans and ¥14,876 million for Foreign plans to the post-employment benefit plans.
The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2023	84,168	43,910
2024	86,656	43,958
2025	83,842	45,661
2026	85,239	48,557
2027	88,955	52,725
From 2028 to 2032	421,154	301,917

Total	850,015	536,727

(7) Benefit obligations for
non-retirement
pension for retirees and benefit obligations for absentee
Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligation under these arrangements are not material.
(8) Payroll expenses
Payroll expenses included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income (including expenses for post-employment benefit plans) for the years ended March 31, 2020, 2021 and 2022 are ¥3,403,555 million, ¥3,281,292 million and ¥3,550,882 million, respectively.